Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Information About Reportable Segments
The table below presents information about the Company’s reportable segments for the six months ended June 30, 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s  consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2025
	Tanker Segment	Megayacht Segment	Total
REVENUES:
Time charter revenues	38,769	607	39,376
Time charter revenues from related parties	4,435	-	4,435
Total revenues	43,204	607	43,811
EXPENSES:
Voyage expenses	869	167	1,036
Operating lease expenses	5,378	-	5,378
Other vessel operating expenses	9,469	588	10,057
Vessel depreciation	6,664	206	6,870
Management fees-related parties	1,150	54	1,204
Segments operating results	19,674	(408)	19,266
General and administrative expenses			(1,024)
Interest and finance costs			(9,992)
Interest income			60
Equity losses in unconsolidated joint ventures			(747)
Net income			7,563

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets as of June 30, 2025 is as follows:

As of June 30, 2025
Tanker segment	367,694
Megayacht segment	40,518
Cash and cash equivalents including restricted cash	9,971
Investments in unconsolidated joint ventures	7,307
Other fixed assets, net	505
Total consolidated assets	425,995